FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Cash Flows Payable by Remaining Contractual Maturities (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT [Abstract]
Period to measure the amount of liquid assets available to meet cash outflows needs	30 days
Percentage of core limits of indicators for any excess presented in treasury risk committee	100.00%
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	S/ 266,090,203	S/ 265,071,306
Financial liabilities by type [Abstract]
Liabilities	197,359,132	205,947,740
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	6,600,103	5,616,526
Contractual amounts payable (outflows)	6,536,490	5,538,709
Total liabilities	63,613	77,817
Deposits and Obligations [Member]
Financial liabilities by type [Abstract]
Liabilities	151,938,373	150,050,713
Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type [Abstract]
Liabilities	24,276,296	31,554,718
Financial Liabilities Designated at Fair Value through Profit or Loss [Member]
Financial liabilities by type [Abstract]
Liabilities	641,915	191,010
Bonds and Notes Issued [Member]
Financial liabilities by type [Abstract]
Liabilities	14,098,521	17,523,636
Lease Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	513,116	618,117
Other Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	5,890,911	6,009,546
Up to a Month [Member]
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	38,552,719	51,659,698
Financial liabilities by type [Abstract]
Liabilities	52,871,574	46,508,943
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	961,788	1,451,819
Contractual amounts payable (outflows)	939,961	1,454,360
Total liabilities	21,827	(2,541)
Up to a Month [Member] | Deposits and Obligations [Member]
Financial liabilities by type [Abstract]
Liabilities	42,289,107	37,822,104
Up to a Month [Member] | Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type [Abstract]
Liabilities	6,048,623	4,359,993
Up to a Month [Member] | Financial Liabilities Designated at Fair Value through Profit or Loss [Member]
Financial liabilities by type [Abstract]
Liabilities	641,915	191,010
Up to a Month [Member] | Bonds and Notes Issued [Member]
Financial liabilities by type [Abstract]
Liabilities	214,609	217,504
Up to a Month [Member] | Lease Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	30,710	32,390
Up to a Month [Member] | Other Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	3,646,610	3,885,942
From 1 to 3 Months [Member]
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	26,270,643	29,779,019
Financial liabilities by type [Abstract]
Liabilities	21,530,921	16,594,369
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	1,059,625	1,931,304
Contractual amounts payable (outflows)	1,053,036	1,932,240
Total liabilities	6,589	(936)
From 1 to 3 Months [Member] | Deposits and Obligations [Member]
Financial liabilities by type [Abstract]
Liabilities	18,369,890	13,802,039
From 1 to 3 Months [Member] | Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type [Abstract]
Liabilities	2,581,452	2,368,114
From 1 to 3 Months [Member] | Financial Liabilities Designated at Fair Value through Profit or Loss [Member]
Financial liabilities by type [Abstract]
Liabilities	0	0
From 1 to 3 Months [Member] | Bonds and Notes Issued [Member]
Financial liabilities by type [Abstract]
Liabilities	188,158	171,471
From 1 to 3 Months [Member] | Lease Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	33,118	35,637
From 1 to 3 Months [Member] | Other Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	358,303	217,108
From 3 Months to 12 Months [Member]
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	60,976,000	55,988,081
Financial liabilities by type [Abstract]
Liabilities	38,441,811	36,071,903
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	3,153,643	972,276
Contractual amounts payable (outflows)	3,185,326	977,394
Total liabilities	(31,683)	(5,118)
From 3 Months to 12 Months [Member] | Deposits and Obligations [Member]
Financial liabilities by type [Abstract]
Liabilities	26,491,876	25,833,124
From 3 Months to 12 Months [Member] | Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type [Abstract]
Liabilities	5,994,505	6,525,912
From 3 Months to 12 Months [Member] | Financial Liabilities Designated at Fair Value through Profit or Loss [Member]
Financial liabilities by type [Abstract]
Liabilities	0	0
From 3 Months to 12 Months [Member] | Bonds and Notes Issued [Member]
Financial liabilities by type [Abstract]
Liabilities	5,624,264	3,357,173
From 3 Months to 12 Months [Member] | Lease Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	89,984	105,931
From 3 Months to 12 Months [Member] | Other Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	241,182	249,763
From 1 to 5 Years [Member]
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	92,329,896	81,860,492
Financial liabilities by type [Abstract]
Liabilities	69,019,417	85,685,455
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	1,394,394	876,270
Contractual amounts payable (outflows)	1,329,268	840,215
Total liabilities	65,126	36,055
From 1 to 5 Years [Member] | Deposits and Obligations [Member]
Financial liabilities by type [Abstract]
Liabilities	55,511,772	64,047,112
From 1 to 5 Years [Member] | Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type [Abstract]
Liabilities	5,749,977	7,913,422
From 1 to 5 Years [Member] | Financial Liabilities Designated at Fair Value through Profit or Loss [Member]
Financial liabilities by type [Abstract]
Liabilities	0	0
From 1 to 5 Years [Member] | Bonds and Notes Issued [Member]
Financial liabilities by type [Abstract]
Liabilities	7,492,224	13,402,553
From 1 to 5 Years [Member] | Lease Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	256,960	314,714
From 1 to 5 Years [Member] | Other Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	8,484	7,654
Over 5 Years [Member]
Cash Flows Payable by Remaining Contractual Maturities [Abstract]
Financial assets	47,960,945	45,784,016
Financial liabilities by type [Abstract]
Liabilities	15,495,409	21,087,070
Derivative financial liabilities [Abstract]
Contractual amounts receivable (Inflows)	30,653	384,857
Contractual amounts payable (outflows)	28,899	334,500
Total liabilities	1,754	50,357
Over 5 Years [Member] | Deposits and Obligations [Member]
Financial liabilities by type [Abstract]
Liabilities	9,275,728	8,546,334
Over 5 Years [Member] | Payables from Reverse Purchase Agreements and Security Lendings and due to Banks and Correspondents [Member]
Financial liabilities by type [Abstract]
Liabilities	3,901,739	10,387,277
Over 5 Years [Member] | Financial Liabilities Designated at Fair Value through Profit or Loss [Member]
Financial liabilities by type [Abstract]
Liabilities	0	0
Over 5 Years [Member] | Bonds and Notes Issued [Member]
Financial liabilities by type [Abstract]
Liabilities	579,266	374,935
Over 5 Years [Member] | Lease Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	102,344	129,445
Over 5 Years [Member] | Other Liabilities [Member]
Financial liabilities by type [Abstract]
Liabilities	S/ 1,636,332	S/ 1,649,079